UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended December 31, 2009

Check here if Amendment:           |_|; Amendment Number:

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Cardinal Capital Management, LLC

Address:  One Greenwich Office Park
          Greenwich, CT  06831


13F File Number: 028-07760

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Amy K. Minella
Title:    Managing Director
Phone:    (203) 863-8981


Signature, Place and Date of Signing:

/s/ Amy K. Minella                Greenwich, CT             February 16, 2010
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  85

Form 13F Information Table Value Total: $1,073,816
                                         (thousands)


List of Other Included Managers:

NONE



                                                     FORM 13F INFORMATION TABLE
                                                         December 31, 2009

COLUMN 1                      COLUMN 2         COLUMN 3  COLUMN 4    COLUMN 5          COL 6   COL 7             COLUMN 8

                                                         VALUE    SHS OR    SH/  PUT/  INVSMT  OTHR          VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS   CUSIP     (x$1000) PRN AMT   PRN  CALL  DSCRTN  MGRS   SOLE        SHARED     NONE

ACETO CORP                    COM              004446100     797    154,832 SH         Sole    None     108,987              45,845
ACI WORLDWIDE INC             COM              004498101   6,695    390,405 SH         Sole    None     245,041             145,364
ACXIOM CORP                   COM              005125109   4,063    302,560 SH         Sole    None     191,430             111,130
AFC ENTERPRISES INC           COM              00104Q107   8,276  1,014,198 SH         Sole    None     638,008             376,190
AFFILIATED MANAGERS GROUP     COM              008252108  41,838    621,197 SH         Sole    None     369,900             251,297
ALLIANT TECHSYSTEMS INC       COM              018804104   3,990     45,200 SH         Sole    None      16,800              28,400
AMERICAN EAGLE OUTFITTERS NE  COM              02553E106  11,609    683,684 SH         Sole    None     354,642             329,042
AMETEK INC NEW                COM              031100100   1,614     42,200 SH         Sole    None       2,500              39,700
ANNALY CAP MGMT INC           COM              035710409   1,640     94,500 SH         Sole    None       5,500              89,000
APPLIED SIGNAL TECHNOLOGY IN  COM              038237103   7,998    414,820 SH         Sole    None     263,000             151,820
ARENA RESOURCES INC           COM              040049108  10,688    247,870 SH         Sole    None     157,100              90,770
ARGON ST INC                  COM              040149106  28,760  1,324,718 SH         Sole    None     891,362             433,356
ATLAS AIR WORLDWIDE HLDGS IN  COM NEW          049164205  30,213    811,100 SH         Sole    None     557,600             253,500
B & G FOODS INC NEW           CL A             05508R106  18,253  1,988,325 SH         Sole    None   1,258,520             729,805
BECKMAN COULTER INC           COM              075811109   6,695    102,300 SH         Sole    None      50,600              51,700
BRINKS CO                     COM              109696104   3,828    157,270 SH         Sole    None      99,200              58,070
BROADRIDGE FINL SOLUTIONS IN  COM              11133T103  26,815  1,188,600 SH         Sole    None     710,100             478,500
CAPITALSOURCE INC             COM              14055X102   3,208    808,050 SH         Sole    None     510,400             297,650
CAPSTEAD MTG CORP             COM NO PAR       14067E506   3,650    267,400 SH         Sole    None     170,100              97,300
CASH AMER INTL INC            COM              14754D100  26,433    756,103 SH         Sole    None     450,912             305,191
CBIZ INC                      COM              124805102  26,301  3,415,664 SH         Sole    None   2,312,320           1,103,344
CHECK POINT SOFTWARE TECH LT  ORD              M22465104   2,104     62,100 SH         Sole    None      62,100
CHEMED CORP NEW               COM              16359R103  26,028    542,587 SH         Sole    None     343,075             199,512
CHESAPEAKE ENERGY CORP        COM              165167107   1,553     60,000 SH         Sole    None       3,500              56,500
CLEAN HARBORS INC             COM              184496107   9,512    159,570 SH         Sole    None     102,800              56,770
CONCHO RES INC                COM              20605P101  20,429    454,989 SH         Sole    None     236,389             218,600
CONVERGYS CORP                COM              212485106  25,447  2,367,200 SH         Sole    None   1,409,560             957,640
CYPRESS SHARPRIDGE INVTS INC  COM              23281A307   8,011    592,964 SH         Sole    None     374,594             218,370
DECKERS OUTDOOR CORP          COM              243537107   6,689     65,760 SH         Sole    None      41,650              24,110
DOLAN MEDIA CO                COM              25659P402  16,566  1,622,505 SH         Sole    None   1,077,791             544,714
DONNELLEY R R & SONS CO       COM              257867101  37,024  1,662,487 SH         Sole    None     987,280             675,207
DRESS BARN INC                COM              261570105   4,415    191,200 SH         Sole    None     120,700              70,500
ENTERTAINMENT PPTYS TR        COM SH BEN INT   29380T105  15,716    445,603 SH         Sole    None     236,313             209,290
EQUIFAX INC                   COM              294429105   4,595    148,741 SH         Sole    None      72,241              76,500
F M C CORP                    COM NEW          302491303   1,617     29,000 SH         Sole    None       1,700              27,300
FISERV INC                    COM              337738108   7,204    148,600 SH         Sole    None      62,100              86,500
FULLER H B CO                 COM              359694106  17,009    747,640 SH         Sole    None     473,500             274,140
GLOBAL CASH ACCESS HLDGS INC  COM              378967103  23,284  3,108,685 SH         Sole    None   2,126,980             981,705
GOVERNMENT PPTYS INCOME TR    COM SHS BEN INT  38376A103   8,505    370,100 SH         Sole    None     233,300             136,800
HARRIS CORP DEL               COM              413875105   3,723     78,300 SH         Sole    None      38,900              39,400
HATTERAS FINL CORP            COM              41902R103   8,228    294,290 SH         Sole    None     151,600             142,690
HERCULES TECH GROWTH CAP INC  COM              427096508  12,707  1,223,006 SH         Sole    None     772,373             450,633
HEWITT ASSOCS INC             COM              42822Q100   9,553    226,060 SH         Sole    None     111,460             114,600
HUDSON CITY BANCORP           COM              443683107   4,959    361,200 SH         Sole    None     164,200             197,000
HUNT J B TRANS SVCS INC       COM              445658107   1,563     48,450 SH         Sole    None       2,750              45,700
INFOGROUP INC                 COM              45670G108  25,994  3,241,203 SH         Sole    None   2,229,883           1,011,320
INTERACTIVE DATA CORP         COM              45840J107  30,842  1,219,038 SH         Sole    None     724,500             494,538
INTUIT                        COM              461202103   8,872    288,710 SH         Sole    None     139,910             148,800
INVESTMENT TECHNOLOGY GRP NE  COM              46145F105   8,587    435,910 SH         Sole    None     259,270             176,640
J2 GLOBAL COMMUNICATIONS INC  COM NEW          46626E205  27,965  1,374,214 SH         Sole    None     938,784             435,430
KAMAN CORP                    COM              483548103  28,703  1,243,095 SH         Sole    None     835,711             407,384
L-3 COMMUNICATIONS HLDGS INC  COM              502424104   4,437     51,025 SH         Sole    None       2,925              48,100
LABORATORY CORP AMER HLDGS    COM NEW          50540R409   7,952    106,247 SH         Sole    None      47,247              59,000
LIQUIDITY SERVICES INC        COM              53635B107   7,846    779,189 SH         Sole    None     495,812             283,377
MDC PARTNERS INC              CL A SUB VTG     552697104  16,329  1,957,900 SH         Sole    None   1,245,991             711,909
MIPS TECHNOLOGIES INC         COM              604567107   8,163  1,867,849 SH         Sole    None   1,176,285             691,564
NELNET INC                    CL A             64031N108  33,323  1,933,997 SH         Sole    None   1,321,697             612,300
OCEANEERING INTL INC          COM              675232102  17,128    292,690 SH         Sole    None     162,290             130,400
PLAINS EXPL& PRODTN CO        COM              726505100   4,015    145,161 SH         Sole    None      61,441              83,720
PROGRESS SOFTWARE CORPCOM     COM              743312100  32,661  1,117,768 SH         Sole    None     665,160             452,608
Pure Cycle Corp.              COM NEW          746228303      99     34,700 SH         Sole    None       5,900              28,800
QUEST DIAGNOSTICS INC         COM              74834L100   7,105    117,676 SH         Sole    None      62,726              54,950
RALCORP HLDGS INC NEW         COM              751028101  12,953    216,930 SH         Sole    None     137,250              79,680
ROPER INDS INC NEW            COM              776696106   1,534     29,300 SH         Sole    None       1,700              27,600
SARA LEE CORP                 COM              803111103   2,937    241,100 SH         Sole    None     118,800             122,300
SCHEIN HENRY INC              COM              806407102   5,012     95,281 SH         Sole    None      46,481              48,800
SILGAN HOLDINGS INC           COM              827048109  46,725    807,278 SH         Sole    None     478,115             329,163
SKILLSOFT PLC                 SPONSORED ADR    830928107   8,410    802,454 SH         Sole    None     514,244             288,210
SLM CORP                      COM              78442P106   2,446    217,000 SH         Sole    None      12,500             204,500
SMUCKER J M CO                COM NEW          832696405  10,164    164,600 SH         Sole    None      79,400              85,200
SPEEDWAY MOTORSPORTS INC      COM              847788106  27,567  1,564,533 SH         Sole    None     957,756             606,777
SRS LABS INC                  COM              78464M106   7,459  1,017,535 SH         Sole    None     643,575             373,960
STAGE STORES INC              COM NEW          85254C305  10,560    854,358 SH         Sole    None     566,407             287,951
STANLEY WKS                   COM              854616109  23,518    456,563 SH         Sole    None     250,005             206,558
SYBASE INC                    COM              871130100   1,409     32,459 SH         Sole    None      32,459
TELEDYNE TECHNOLOGIES INC     COM              879360105  24,826    647,180 SH         Sole    None     392,800             254,380
TIFFANY & CO NEW              COM              886547108   1,978     46,000 SH         Sole    None       2,700              43,300
VENOCO INC                    COM              92275P307   2,603    199,600 SH         Sole    None     113,600              86,000
VIRGIN MEDIA INC              COM              92769L101   9,486    563,644 SH         Sole    None     273,248             290,396
WENDYS ARBYS GROUP INC        COM              950587105   9,456  2,016,147 SH         Sole    None   1,211,204             804,943
WEST PHARMACEUTICAL SVSC INC  COM              955306105  11,671    297,725 SH         Sole    None     167,965             129,760
WESTERN UN CO                 COM              959802109   8,041    426,600 SH         Sole    None     184,400             242,200
WILLIS GROUP HOLDINGS LTD     SHS              G96655108  14,486    549,147 SH         Sole    None     290,816             258,331
WINDSTREAM CORP               COM              97381W104   2,611    237,623 SH         Sole    None      13,823             223,800
WORLD FUEL SVCS CORP          COM              981475106   8,138    303,780 SH         Sole    None     192,000             111,780




SK 01269 0001 1067634